-----------
                          T H E   Q U A D R A   F U N D S
                                  -----------


                                  ANNUAL REPORT
























                                    03.31.98

                                Table of Contents



A Message to Our Shareholders.............................................  2

Report from Carl Domino Associates, L.P...................................  3

Report from Smith Asset Management Group, L.P.............................  4

Comparison of Change in Value of $10,000 Investment ......................  5

Schedules of Investments:
    QUADRA Value Equity Fund .............................................  7
    QUADRA Growth Fund ....................................................10

Statements of Assets and Liabilities.......................................13

Statements of Operations...................................................14

Statements of Changes in Net Assets........................................15

Financial Highlights.......................................................16

Notes to Financial Statements..............................................17

Report of Independent Auditors.............................................20

--------------------------------------------------------------------------------

THE QUADRA FUNDS

--------------------------------------------------------------------------------
Shareholder Inquiries:
         QUADRA Capital Partners, L.P.
         270 Congress Street
         Boston, MA 02210
         617.426.0900
         800.595.9291

--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS                                           MARCH 31, 1998

--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to present the Annual Report on The QUADRA Funds for the year ending March 31, 1998. As you know, Quadra Value Equity Fund opened on April 2, 1997 and Quadra Growth Fund opened on November 4, 1997. Total returns for the funds, and the comparable index returns, for the since inception periods ending 3/31/98 are included in the following table:

----------------------------------------------------------- ---------------- -----------------
                                                                 Fund            S&P 500
                           Fund                                 Return        Index Return
----------------------------------------------------------- ---------------- -----------------
Quadra Value Equity Fund                                         37.5%            47.5%
----------------------------------------------------------- ---------------- -----------------
Quadra Growth Fund                                               14.2%            17.9%
----------------------------------------------------------- ---------------- -----------------

We also compare the Fund's performance over similar time frames to the appropriate Lipper Mutual Fund Index in the following table:

------------------------------------- ---------------- ----------------- ----------------------------------
                                           Fund             Lipper
                Fund                      Return       Index Return                Lipper Index
------------------------------------- ---------------- ----------------- ----------------------------------
Quadra Value Equity Fund                   37.5%            39.1%        Growth & Income Index
------------------------------------- ---------------- ----------------- ----------------------------------
Quadra Growth Fund                         14.2%            16.9%        Growth Fund Index
------------------------------------- ---------------- ----------------- ----------------------------------

Lipper indices are made up of 30 funds in their respective category; individuals cannot invest in either index.

Quadra Capital Partners, L.P. is the investment adviser for Quadra Value Equity Fund and Quadra Growth Fund.

Carl Domino Associates, L.P. is the sub-adviser for Quadra Value Equity Fund. The sub-adviser uses its time-tested process to build a portfolio of stocks traded on U.S. exchanges. The investment process is value oriented and tends to select stocks which pay dividends at higher rates than the median equity. We think this strategy works well for the investor who wants to participate in the U.S. equity markets but who seeks some measure of down-side protection.

Smith Management Group, L.P. is the sub-adviser for Quadra Growth Fund. The sub-adviser utilizes information from Wall Street analysts to identify companies which are poised to post positive earnings surprises. We believe that over time a portfolio of positive earnings surprise companies will perform better than the broader equity market. We think this strategy is an excellent choice for an investor who seeks long-term capital appreciation.

Attached please find answers to selected questions from each of the portfolio sub-advisers.

All of us at Quadra Capital Partners, L.P. strive to provide each of our clients with investment solutions that meet their goals for today and tomorrow. We thank you for the opportunity to help with your investment needs.

Quadra Capital Partners, L.P.

--------------------------------------------------------------------------------

QUESTIONS & ANSWERS FROM
CARL DOMINO ASSOCIATES, L.P.
MARCH 31, 1998

--------------------------------------------------------------------------------


WHAT INVESTMENT PHILOSOPHY DO YOU PUT TO WORK IN THIS PORTFOLIO? We are fundamental value investors. We seek to build diversified portfolios focused on total returns. We believe our focus on using dividend yield results in portfolios which offer a measure of down-side protection.

WHAT DO YOU LOOK FOR WHEN CHOOSING A COMPANY FOR THE PORTFOLIO? First we compare the candidate company's current dividend yield to Carl Domino's yield target which is based upon current interest rates and overall market yields. We buy stocks which have a dividend yield at or above the target. The current yield target is 2.4%. We then look for what we think are Catalysts for Value including debt/equity ratios, return on assets, meaningful insider ownership, large cash flows and our estimate of future potential profits. We then look for Catalysts for Appreciation, which may be one or more of the following: restructuring/mergers, new management, new products/services, or strategic industry positioning. We believe that the combination of positive Catalysts for Value combined with Catalysts for Appreciation should yield stocks which will win in our portfolios.

WHY DO YOU SELL A STOCK? We sell a stock when and if price appreciation causes the stock to exceed the yield sell target. We also sell if one or more of the following exist: the stock declines more than 30% from costs, company fundamentals deteriorate, or a more attractive investment is identified.

WHAT ARE YOUR TYPICAL PORTFOLIO CHARACTERISTICS? Our portfolios are typically fully invested equally, in forty to fifty companies. Typically, dividend yield should be greater than the broader market as measured by the S&P 500 Index companies. We usually see price to earnings ratios below market average. Average market capitalization will be approximately one-third to one-half the S&P 500 market capitalization.

Carl Domino Associates, L.P.

--------------------------------------------------------------------------------

QUESTIONS & ANSWERS FROM
SMITH ASSET MANAGEMENT GROUP, L.P.
MARCH 31, 1998

--------------------------------------------------------------------------------


WHAT INVESTMENT PHILOSOPHY DO YOU PUT TO WORK IN THIS PORTFOLIO? Since 1992, we've been discovering truth - truth about what drives share prices. Our philosophy is built on five strong beliefs: 1) Risk control is key to stabilizing the investment return pattern for clients over time; 2) Earnings surprises, both positive and negative, are related to stock price; 3) Direction and trend of earnings surprises can be predicted with a high degree of reliability; 4) Skilled portfolio management is a combination of efficient information processing, research, and experienced decision-making; 5) A rigid sell discipline is essential in minimizing the impact of human emotions on the sell decision.

WHAT DO YOU LOOK FOR WHEN CHOOSING A COMPANY FOR THE PORTFOLIO? At the outset, we assess stocks for risk control and valuation. We control risk by only investing in companies with market capitalization above $2 billion which also are rated by S&P above B. (About 1,000 to 1,200 companies.) We only choose stocks which maintain P/E ratios below their historic average. (About 500 companies.) We seek to own companies before they report their positive earnings surprises. We seek to sell those companies before any earnings disappointments are reported as well. To exploit this relationship between earnings and the price of a stock, we use our Earnings Surprise Model which we believe is a highly reliable process to identify companies that are poised to report positive earnings surprises. Our success rate in predicting positive earnings surprises has been outstanding - on average about 88% (About 100 companies). Finally, we review the fundamentals and financials of candidate companies to arrive at our portfolio of approximately 40 companies.

WHY DO YOU SELL A STOCK? We sell a company entirely and immediately if any of the following five events occur: 1) The company reports a negative earnings surprise, 2) The Earnings Surprise Model indicates a negative earnings surprise,
3) "Pre-announcement" of missed earnings targets, 4) the company becomes relatively overvalued by the market, and 5) a buyout is announced. Upon the sale of any security, all of the proceeds are fully reinvested in the single most attractive company not already in the portfolio, as determined by the firm's stock selection process.

WHAT ARE YOUR TYPICAL PORTFOLIO CHARACTERISTICS? Our portfolios are typically fully invested, with cash levels typically less than 5%. There are approximately 40 holdings in the portfolio and annual turnover is historically 100%. All sectors of the S&P 500 are represented within a +/- 50% band of the index weight. The weight of the sector is driven by the bottom-up estimate of the stock's earnings prospects and current valuation. The portfolio's earnings growth rate is typically 3 to 4 times that of the average S&P 500 company. P/E, company size, yield and beta are approximately that of the S&P 500 index.

Smith Asset Management Group, L.P.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
QUADRA VALUE EQUITY FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
MARCH 31, 1998
--------------------------------------------------------------------------------

     The following chart reflects a comparison in the change in value of a $10,000 investment in QUADRA Value Equity Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.


                     [EDGAR REPRESENTATION OF GRAPH CHART]

                         QUADRA VALUE EQUITY VS. S&P 500
--------------------------------------------------------------------------------

                                  Inception*      Apr-97      May-97      Jun-97      Jul-97      Aug-97       Sep-97      Oct-97
QUADRA Value Equity Fund          $ 10,000        10,540     $10,920     $11,170     $ 11,940     $11,900     $ 12,580    $ 12,200
S&P 500                           $ 10,000        10,562     $11,204     $11,706     $ 12,637     $11,930     $ 12,583    $ 12,163



                                    Nov-97       Dec-97      Jan-98      Feb-98       Mar-98
                                   $ 12,620     $ 12,995    $ 12,866    $ 13,220     $ 13,747
                                   $ 12,726     $ 12,944    $ 13,087    $ 14,030     $ 14,748

--------------------------------------------------------------------------------

INVESTMENT VALUE ON 3/31/98
---------------------------
QUADRA Value Equity                                    $ 13,747
S&P 500                                                $ 14,748


AVERAGE ANNUAL TOTAL RETURN                           INCEPTION*
AS OF 3/31/98                                          TO DATE
---------------------------                            -------
QUADRA Value Equity                                     37.47%
S&P 500                                                 47.48%


*   Inception date for QUADRA Value Equity Fund was April 2, 1997.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
QUADRA GROWTH FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
MARCH 31, 1998
--------------------------------------------------------------------------------

     The following chart reflects a comparison in the change in value of a $10,000 investment in QUADRA Growth Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                     [EDGAR REPRESENTATION OF GRAPH CHART.]


                         QUADRA Growth Fund vs. S&P 500
--------------------------------------------------------------------------------

                                  Inception*        Nov-97      Dec-97       Jan-98      Feb-98       Mar-98
QUADRA Growth Fund                 $ 10,000       $ 10,370     $10,362     $ 10,222    $ 10,983     $ 11,423
S&P 500                            $ 10,000       $ 10,172     $10,346     $ 10,461    $ 11,215     $ 11,788

--------------------------------------------------------------------------------

INVESTMENT VALUE ON 3/31/98
---------------------------
QUADRA Growth Fund                                     $ 11,423
S&P 500                                                $ 11,788


AVERAGE TOTAL RETURN                                 INCEPTION *
AS OF 3/31/98                                          TO DATE
--------------------                                   -------
QUADRA Growth Fund                                      14.23%
S&P 500                                                 17.88%


*   Inception date for QUADRA Growth Fund was November 4, 1997.

--------------------------------------------------------------------------------

 THE QUADRA FUNDS
 QUADRA VALUE EQUITY FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 1998
--------------------------------------------------------------------------------

      SHARES                                        SECURITY DESCRIPTION                                       VALUE
-------------------        -----------------------------------------------------------------------      -------------------

COMMON STOCK (93.9%)
APPAREL & ACCESSORY STORES (2.1%)
             2,800         Intimate Brands, Inc.                                                                  $ 75,775
                                                                                                        -------------------

AUTOMOTIVE (3.1%)
               950         Chrysler Corp.                                                                           39,484
             1,100         Ford Motor Co.                                                                           71,294
                                                                                                        -------------------
                                                                                                                   110,778
                                                                                                        -------------------

BUSINESS SERVICES (4.1%)
             1,500         Computer Associates International, Inc.                                                  86,625
             1,800         Deluxe Corp.                                                                             59,288
                                                                                                        -------------------
                                                                                                                   145,913
                                                                                                        -------------------

CHEMICALS & ALLIED PRODUCTS (12.0%)
             1,500         Baxter International, Inc.                                                               82,688
             1,400         Goodrich (B.F.) Co.                                                                      71,487
             1,800         International Flavors & Fragrances, Inc.                                                 84,825
             1,300         Lubrizol Corp.                                                                           50,050
               700         Minnesota Mining & Mfg.                                                                  63,831
             1,800         Witco Corp.                                                                              70,875
                                                                                                        -------------------
                                                                                                                   423,756
                                                                                                        -------------------

COMMUNICATIONS (6.5%)
             1,000         AT&T Corp.                                                                               65,625
             2,400         Frontier Corp.                                                                           78,150
               500         RADCOM Ltd. (a)                                                                           2,250
             2,200         Telefon. de Argentina ADR                                                                83,738
                                                                                                        -------------------
                                                                                                                   229,763
                                                                                                        -------------------

CONSUMER CYCLICAL (3.6%)
               550         Avon Products                                                                            42,900
             2,000         Tenneco, Inc.                                                                            85,375
                                                                                                        -------------------
                                                                                                                   128,275
                                                                                                        -------------------

DEPOSITORY INSTITUTIONS (10.2%)
               800         Bankers Trust New York Co.                                                               96,250
             1,500         First Union Corp.                                                                        85,125
             1,250         NationsBank Corp.                                                                        91,172
             1,700         Summit Bancorp                                                                           85,106
                                                                                                        -------------------
                                                                                                                   357,653
                                                                                                        -------------------

See Notes to Financial Statements.   7

--------------------------------------------------------------------------------

 THE QUADRA FUNDS
 QUADRA VALUE EQUITY FUND
 SCHEDULE OF INVESTMENTS (continued)
 MARCH 31, 1998
--------------------------------------------------------------------------------

      SHARES                                        SECURITY DESCRIPTION                                       VALUE
-------------------        -----------------------------------------------------------------------      -------------------

DRUGS & PHARMACEUTICALS (4.5%)
             1,400         Glaxo Wellcome plc ADR                                                                 $ 75,775
             1,900         Pharmacia & Upjohn, Inc.                                                                 83,125
                                                                                                        -------------------
                                                                                                                   158,900
                                                                                                        -------------------
ELECTRIC, GAS & SANITARY SERVICES (14.9%)
             1,300         Atmos Energy Corp.                                                                       38,512
             7,000         Korea Electric Power                                                                     69,562
             1,100         MCN Energy Group, Inc.                                                                   41,112
               550         Midcoast Energy Resources                                                                12,065
             2,000         Sonat, Inc.                                                                              87,000
             1,900         USX-Marathon Group                                                                       71,488
             2,500         Waste Management, Inc.                                                                   77,031
             1,500         Williams Companies, Inc.                                                                 48,000
             2,500         YPF Sociedad Anonima                                                                     85,000
                                                                                                        -------------------
                                                                                                                   529,770
                                                                                                        -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (2.1%)
               200         Rayovac Corp. (a)                                                                         4,713
             1,100         Thomas & Betts Corp.                                                                     70,400
                                                                                                        -------------------
                                                                                                                    75,113
                                                                                                        -------------------

FORESTRY (2.5%)
             1,600         Weyerhaeuser Co.                                                                         90,400
                                                                                                        -------------------

GENERAL MERCHANDISE STORES (1.4%)
               800         May Department Stores                                                                    50,800
                                                                                                        -------------------

HEALTH CARE (2.1%)
               800         American Home Products                                                                   76,300
                                                                                                        -------------------

INDUSTRIAL & COMMERCIAL MACHINERY (2.1%)
             3,400         Pall Corp.                                                                               73,100
                                                                                                        -------------------

INSURANCE CARRIERS (0.6%)
             1,500         Oxford Health Plans, Inc. (a)                                                            22,406
                                                                                                        -------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (2.4%)
             1,300         Eastman Kodak Co.                                                                        84,338
                                                                                                        -------------------

MEDIA (0.3%)
               500         TV Azteca SA de CV (a)                                                                    9,813
                                                                                                        -------------------

PAPER & ALLIED PRODUCTS (2.1%)
             1,500         Kimberly-Clark Corp.                                                                     75,188
                                                                                                        -------------------

See Notes to Financial Statements.   8

--------------------------------------------------------------------------------

 THE QUADRA FUNDS
 QUADRA VALUE EQUITY FUND
 SCHEDULE OF INVESTMENTS (concluded)
 MARCH 31, 1998
--------------------------------------------------------------------------------

      SHARES                                        SECURITY DESCRIPTION                                       VALUE
-------------------        -----------------------------------------------------------------------      -------------------

PERSONAL SERVICES (1.7%)
             1,300         H & R Block, Inc.                                                                      $ 61,831
                                                                                                        -------------------

PRINTING & PUBLISHING (0.3%)
               400         Readers Digest                                                                           10,925
                                                                                                        -------------------

REAL ESTATE INVESTMENT TRUSTS (3.8%)
               400         CCA Prison Realty Trust                                                                  16,575
               600         Ocwen Asset Investment                                                                   10,238
             3,570         Patriot American Hospitality, Inc.                                                       96,390
               500         SL Green Realty Corp. (a)                                                                12,781
                                                                                                        -------------------
                                                                                                                   135,984
                                                                                                        -------------------

RUBBER & MISCELLANEOUS PLASTIC (1.8%)
             2,400         Tupperware Corp.                                                                         63,900
                                                                                                        -------------------

TOBACCO PRODUCTS (1.9%)
             1,600         Philip Morris Cos., Inc.                                                                 66,700
                                                                                                        -------------------

TRANSPORTATION (5.6%)
               700         Avis Rent A Car, Inc. (a)                                                                22,706
             2,500         Federal Signal Corp.                                                                     56,875
               500         Knightsbridge Tankers Ltd.                                                               14,250
             1,850         Union Pacific Corp.                                                                     103,947
                                                                                                        -------------------
                                                                                                                   197,778
                                                                                                        -------------------

WHOLESALE TRADE-NONDURABLE GOODS (2.2%)
             6,400         Unisource Worldwide, Inc.                                                                79,200
                                                                                                        -------------------

TOTAL COMMON STOCK (COST $3,114,145)                                                                             3,334,359
                                                                                                        -------------------

SHORT-TERM INVESTMENTS (6.1%)
           218,440         The Collateralized Master Repurchase
                           Agreement Program, Collateralized by
                           U.S. Treasury Obligations
                           (cost $218,440)                                                                         218,440
                                                                                                        -------------------

 TOTAL INVESTMENTS (100.0%) (COST $3,332,585)                                                                  $ 3,552,799
                                                                                                        ===================


-------------------

 ADR - American Depository Receipts
(a) Non-income producing security.


See Notes to Financial Statements.   9

--------------------------------------------------------------------------------

 THE QUADRA FUNDS
 QUADRA GROWTH FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 1998
--------------------------------------------------------------------------------

      SHARES                                        SECURITY DESCRIPTION                                       VALUE
-------------------        -----------------------------------------------------------------------      -------------------

COMMON STOCK (98.9%)
APPAREL & ACCESSORY STORES (5.3%)
             2,230         Ross Stores, Inc.                                                                      $ 98,399
             2,180         TJX Cos., Inc.                                                                           98,645
                                                                                                        -------------------
                                                                                                                   197,044
                                                                                                        -------------------

APPAREL & OTHER FINISHED PRODUCT MADE FROM FABRICS & SIMILAR MATERIALS (2.4%)
             1,480         Tommy Hilfiger Corp. (a)                                                                 88,892
                                                                                                        -------------------

BUSINESS SERVICES (7.6%)
             1,180         BMC Software, Inc. (a)                                                                   98,898
             2,700         Cadence Design Systems (a)                                                               93,488
             1,900         Robert Half International (a)                                                            91,200
                                                                                                        -------------------
                                                                                                                   283,586
                                                                                                        -------------------

COMMUNICATIONS (5.2%)
             1,400         AT&T Corp.                                                                               91,875
             1,500         BellSouth Corp.                                                                         101,344
                                                                                                        -------------------
                                                                                                                   193,219
                                                                                                        -------------------

DEPOSITORY INSTITUTIONS (5.0%)
               900         Comerica, Inc.                                                                           95,231
             3,000         Dime Bancorp, Inc.                                                                       90,187
                                                                                                        -------------------
                                                                                                                   185,418
                                                                                                        -------------------

EATING & DRINKING PLACES (2.4%)
             1,120         Marriott International                                                                   41,650
             1,120         Marriott International - A                                                               40,110
               280         Sodexho Marriott Services, Inc.                                                           7,438
                                                                                                        -------------------
                                                                                                                    89,198
                                                                                                        -------------------

ELECTRIC, GAS & SANITARY SERVICES (2.6%)
             2,150         GPU, Inc.                                                                                95,137
                                                                                                        -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (4.8%)
               700         Lucent Technologies, Inc.                                                                89,512
             2,500         SCI Systems, Inc. (a)                                                                    89,063
                                                                                                        -------------------
                                                                                                                   178,575
                                                                                                        -------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (2.5%)
             1,790         Parker Hannifin                                                                          91,738
                                                                                                        -------------------


See Notes to Financial Statements.   10

--------------------------------------------------------------------------------

 THE QUADRA FUNDS
 QUADRA GROWTH FUND
 SCHEDULE OF INVESTMENTS (continued)
 MARCH 31, 1998
--------------------------------------------------------------------------------

      SHARES                                        SECURITY DESCRIPTION                                       VALUE
-------------------        -----------------------------------------------------------------------      -------------------

FOOD & KINDRED PRODUCTS (5.0%)
             1,800         Dean Foods Co.                                                                         $ 90,563
             2,900         Interstate Bakeries Corp.                                                                93,706
                                                                                                        -------------------
                                                                                                                   184,269
                                                                                                        -------------------

GENERAL MERCHANDISE STORES (2.7%)
             1,140         Dayton Hudson Corp.                                                                     100,320
                                                                                                        -------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS (2.6%)
             1,900         Halliburton Co.                                                                          95,356
                                                                                                        -------------------

INDUSTRIAL & COMMERCIAL MACHINERY (7.2%)
             1,550         Caterpillar, Inc.                                                                        85,347
             2,500         EMC Corp. (a)                                                                            94,531
             2,000         Lexmark International (a)                                                                90,250
                                                                                                        -------------------
                                                                                                                   270,128
                                                                                                        -------------------

INSURANCE CARRIERS (4.9%)
             1,920         SunAmerica, Inc.                                                                         91,920
             1,480         Travelers Group, Inc.                                                                    88,800
                                                                                                        -------------------
                                                                                                                   180,720
                                                                                                        -------------------

MISCELLANEOUS RETAIL (2.3%)
             1,600         Costco Cos., Inc. (a)                                                                    85,600
                                                                                                        -------------------

NONDEPOSITORY CREDIT INSTITUTIONS (2.3%)
             2,000         SLM Holding Corp.                                                                        87,250
                                                                                                        -------------------

OIL & GAS EXTRACTION (4.7%)
             2,400         BJ Services Co. (a)                                                                      87,450
             3,200         ENSCO International, Inc.                                                                88,800
                                                                                                        -------------------
                                                                                                                   176,250
                                                                                                        -------------------

PAPER & ALLIED PRODUCTS (2.4%)
             1,600         Bowater, Inc.                                                                            90,300
                                                                                                        -------------------

PHARMACEUTICAL PREPARATIONS (2.5%)
             1,130         Schering-Plough Corp.                                                                    92,307
                                                                                                        -------------------

PRIMARY METAL INDUSTRIES (2.5%)
             2,450         USX - US Steel Group, Inc.                                                               92,488
                                                                                                        -------------------

See Notes to Financial Statements.   11

--------------------------------------------------------------------------------

 THE QUADRA FUNDS
 QUADRA GROWTH FUND
 SCHEDULE OF INVESTMENTS (concluded)
 MARCH 31, 1998
--------------------------------------------------------------------------------

      SHARES                                        SECURITY DESCRIPTION                                       VALUE
-------------------        -----------------------------------------------------------------------      -------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES (4.8%)
             1,300         Gannett Co., Inc.                                                                      $ 93,438
             1,350         Times Mirror Co.                                                                         85,556
                                                                                                        -------------------
                                                                                                                   178,994
                                                                                                        -------------------

TRANSPORTATION BY AIR (2.5%)
             1,000         UAL Corp. (a)                                                                            92,938
                                                                                                        -------------------

TRANSPORTATION EQUIPMENT (9.7%)
               890         Eaton Corp.                                                                              84,716
             1,580         Ford Motor Co.                                                                          102,404
             1,000         General Dynamics Corp.                                                                   86,125
             1,500         Paccar, Inc.                                                                             89,344
                                                                                                        -------------------
                                                                                                                   362,589
                                                                                                        -------------------

WHOLESALE TRADE-DURABLE GOODS (2.7%)
             3,000         Harley-Davidson, Inc.                                                                    99,000
                                                                                                        -------------------

WHOLESALE TRADE-NONDURABLE GOODS (2.3%)
             1,920         Universal Corp.                                                                          84,600
                                                                                                        -------------------

 TOTAL COMMON STOCK (COST $3,414,361)                                                                            3,675,916
                                                                                                        -------------------

SHORT-TERM INVESTMENTS (1.1%)
            41,114         The Collateralized Master Repurchase
                           Agreement Program, Collateralized by
                           U.S. Treasury Obligations
                           (cost $41,114)                                                                           41,114
                                                                                                        -------------------

 TOTAL INVESTMENTS (100.0%) (COST $3,455,475)                                                                  $ 3,717,030
                                                                                                        ===================


-------------------

(a) Non-income producing security.


See Notes to Financial Statements.   12

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF ASSETS & LIABILITIES
MARCH 31, 1998

--------------------------------------------------------------------------------

                                                                                     QUADRA                 QUADRA
                                                                                  VALUE EQUITY              GROWTH
                                                                                      FUND                   FUND
                                                                              ---------------------  ----------------------

ASSETS:
      Investments (Note 2):
         Investments at cost                                                           $ 3,332,585             $ 3,455,475
         Net unrealized appreciation (depreciation)                                        220,214                 261,555
                                                                              ---------------------  ----------------------
              Total investments at value                                                 3,552,799               3,717,030

      Interest, dividends and other receivables                                             10,692                   2,512
      Receivable for Fund shares sold                                                        1,638                   6,242
      Receivable from adviser (Note 3)                                                      44,140                  41,607
      Organization costs, net of amortization (Note 2)                                      24,017                  27,550
                                                                              ---------------------  ----------------------

Total Assets                                                                             3,633,286               3,794,941
                                                                              ---------------------  ----------------------

LIABILITIES:
      Payable to administrator  (Note 3)                                                         -                  10,000
      Accrued expenses and other liabilities                                                75,638                  63,044
                                                                              ---------------------  ----------------------

Total Liabilities                                                                           75,638                  73,044
                                                                              ---------------------  ----------------------

NET ASSETS                                                                             $ 3,557,648             $ 3,721,897
                                                                              =====================  ======================


COMPONENTS OF NET ASSETS:
      Paid in capital                                                                  $ 3,314,449             $ 3,464,233
      Undistributed net investment income                                                   14,307                   3,599
      Unrealized appreciation (depreciation) on investments                                220,214                 261,555
      Accumulated net realized gain (loss)                                                   8,678                  (7,490)
                                                                              ---------------------  ----------------------

NET ASSETS                                                                             $ 3,557,648             $ 3,721,897
                                                                              =====================  ======================

SHARES OF BENEFICIAL INTEREST:                                                             277,950                 325,950
                                                                              =====================  ======================

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE
      PER SHARE):                                                                          $ 12.80                 $ 11.42
                                                                              =====================  ======================


See Notes to Financial Statements.   13

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF OPERATIONS


--------------------------------------------------------------------------------

                                                                                     QUADRA                 QUADRA
                                                                                  VALUE EQUITY              GROWTH
                                                                                      FUND                   FUND
                                                                              ---------------------  ---------------------
                                                                                 For the Period         For the Period
                                                                                April 2, 1997 to       November 4, 1997
                                                                                 March 31, 1998       to March 31, 1998
                                                                                 --------------       -----------------

INVESTMENT INCOME:
      Interest income                                                                      $ 8,999                $ 5,008
      Dividend income                                                                       21,506                  5,595
                                                                              ---------------------  ---------------------
Total Investment Income                                                                     30,505                 10,603
                                                                              ---------------------  ---------------------

EXPENSES:
      Advisory (Note 3)                                                                      8,367                  5,793
      Administration (Note 3)                                                               39,889                 16,333
      Transfer agent (Note 3)                                                               24,310                  9,883
      Custody                                                                                2,586                  5,164
      Accounting (Note 3)                                                                   36,900                 14,700
      Audit                                                                                 10,000                 10,000
      Legal                                                                                  4,001                    188
      Trustees                                                                                 943                    617
      Registration                                                                           3,120                  4,899
      Amortization of organization costs (Note 2)                                            5,983                  2,450
      Miscellaneous                                                                          2,516                    400
                                                                              ---------------------  ---------------------
Total Expenses                                                                             138,615                 70,427
      Expenses assumed and fees waived (Note 5)                                           (130,257)               (64,642)
                                                                              ---------------------  ---------------------
Net Expenses                                                                                 8,358                  5,785
                                                                              ---------------------  ---------------------

NET INVESTMENT INCOME (LOSS)                                                                22,147                  4,818
                                                                              ---------------------  ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS:
      Net realized gain (loss) on investments sold                                          40,519                 (7,490)
      Net change in unrealized appreciation (depreciation)
          on investments                                                                   220,214                261,555
                                                                              ---------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                                                          260,733                254,065
                                                                              ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                                          $ 282,880              $ 258,883
                                                                              =====================  =====================


See Notes to Financial Statements.   14

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                     QUADRA                 QUADRA
                                                                                  VALUE EQUITY              GROWTH
                                                                                      FUND                   FUND
                                                                              ---------------------  ----------------------
                                                                                 For the Period         For the Period
                                                                                April 2, 1997 to       November 4, 1997
                                                                                 March 31, 1998        to March 31, 1998
                                                                                 --------------        -----------------

NET ASSETS - BEGINNING OF PERIOD                                                              $ 10                    $ 10
--------------------------------                                              ---------------------  ----------------------

OPERATIONS:
      Net investment income (loss)                                                          22,147                   4,818
      Net realized gain (loss) on investments sold                                          40,519                  (7,490)
      Net change in unrealized appreciation (depreciation) on
         investments                                                                       220,214                 261,555
                                                                              ---------------------  ----------------------
         Net increase (decrease) in net assets resulting from operations                   282,880                 258,883
                                                                              ---------------------  ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                                 (7,840)                 (1,219)
      Net realized gain on investments                                                     (31,841)                      -
                                                                              ---------------------  ----------------------
         Total distributions to shareholders                                               (39,681)                 (1,219)
                                                                              ---------------------  ----------------------

CAPITAL SHARE TRANSACTIONS (a):
      Sale of shares                                                                     3,389,076               3,517,545
      Reinvestment of distributions                                                         39,681                   1,219
      Redemption of shares                                                                (114,318)                (54,541)
                                                                              ---------------------  ----------------------
         Net increase (decrease) from capital transactions                               3,314,439               3,464,223
                                                                              ---------------------  ----------------------

         Net increase (decrease) in net assets                                           3,557,638               3,721,887
                                                                              ---------------------  ----------------------

NET ASSETS - END OF PERIOD (Including line (b))                                        $ 3,557,648             $ 3,721,897
-----------------------------------------------                               =====================  ======================


(a)   Shares Issued (Redeemed)
         Sale of shares                                                                    283,895                 330,663
         Reinvestment of distributions                                                       3,366                     118
         Redemption of shares                                                               (9,311)                 (4,831)
                                                                              ---------------------  ----------------------
            Net increase (decrease) in shares                                              277,950                 325,950
                                                                              =====================  ======================

(b)   Accumulated undistributed net investment income                                     $ 14,307                 $ 3,599
                                                                              =====================  ======================



See Notes to Financial Statements.   15

--------------------------------------------------------------------------------

THE QUADRA FUNDS
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

                                                                                    QUADRA                  QUADRA
                                                                                VALUE EQUITY                GROWTH
                                                                                     FUND                    FUND
                                                                              -------------------     -------------------
                                                                                For the Period          For the Period
                                                                               April 2, 1997 to        November 4, 1997
                                                                                March 31, 1998        to March 31, 1998
                                                                              -------------------     -------------------

Net Asset Value, Beginning of Period                                                      $10.00                  $10.00
Investment Operations
     Net Investment Income (Loss)                                                           0.22                    0.01
     Net Realized and Unrealized Gain (Loss) on Investments                                 3.45                    1.41
                                                                              -------------------     -------------------
Total from Investment Operations                                                            3.67                    1.42
Distributions from Net Investment Income                                                   (0.17)                   - (a)
Distributions from Net Realized Gains                                                      (0.70)                   -
                                                                              -------------------     -------------------
Net Asset Value, End of Period                                                            $12.80                  $11.42
                                                                              ===================     ===================

Total Return                                                                               37.47%                  14.23%

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                                            $3,558                  $3,722
Ratios to Average Net Assets: (b)
     Expenses including assumption of expenses/waivers                                      1.00%                   1.00%
     Expenses excluding assumption of expenses/waivers                                     16.57%                  12.16%
     Net investment income (loss) including assumption of expenses/waivers                  2.65%                   0.83%
Average commission rate (c)                                                                $0.0598                 $0.0591
Portfolio Turnover Rate                                                                    32.45%                  21.81%

---------------------------------------------------------------------------

(a) Less than $0.01 per share.
(b) Annualized.
(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.


See Notes to Financial Statements.   16

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has twenty-two active investment portfolios (each a "Fund" and collectively the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report are the two funds listed below, both diversified portfolios of the Trust. Commencement of operations for Quadra Value Equity Fund and Quadra Growth Fund was April 2, 1997 and November 4, 1997, respectively.

During the period ended March 31, 1998, Quadra Limited Maturity Bond Fund, Quadra Opportunistic Bond Fund and Quadra International Equity Fund, three previously active portfolios of the Trust, ceased operations after all outstanding shares were redeemed.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Securities held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

REPURCHASE AGREEMENTS - A fund may enter into repurchase agreements, transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly.

INTEREST AND DIVIDEND INCOME - Interest income is determined on the basis of interest accrued and discount earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income, if any, are declared and paid at least annually by Quadra Value Equity Fund and Quadra Growth Fund. Capital gain distributions, if any, are declared and paid at least annually by both Funds. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - The costs incurred by the Funds in connection with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Fund's operations. Certain of these costs were paid by the Adviser and will be reimbursed by the Funds.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 1998

--------------------------------------------------------------------------------

FEDERAL TAXES - Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis. Realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Quadra Capital Partners, L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an annual advisory fee of 1.00% of the average daily net assets of each Fund.

Quadra has entered into investment sub-advisory agreements with Carl Domino Associates, L.P., which manages Quadra Value Equity Fund and Smith Asset
Management Group, L.P., which manages Quadra Growth Fund. Fees related to sub-advisory services are borne directly by the Adviser and do not increase the fees paid by shareholders to the Funds.

The administrator of the Funds is Forum Administrative Services, LLC ( "FAdS"). Pursuant to an Administration Agreement, the Administrator receives a fee from each Fund at an annual rate of 0.10% of the first $50 million of the Fund's average daily net assets and 0.05% of the average daily net assets over $50 million, subject to an annual minimum of $40,000. The Administrator, in its sole discretion, may waive all or any portion of its fees.

The distributor of the Funds is Forum Financial Services, Inc. ("FFSI"). Pursuant to a Distribution Agreement, FFSI receives no compensation for its services. FFSI may delegate to other persons responsibility for certain services under this Agreement.

Forum Shareholder Services, LLC(R) ("FSS"), an affiliate of Forum, serves as the Funds' transfer agent and dividend disbursing agent. For its services in these capacities, FSS receives $24,000 per year, plus certain shareholder account fees. FSS became the Funds' transfer agent effective January 1, 1998 when it succeeded to the transfer agency business of Forum Financial Corp. ("FFC").

Forum Accounting Services, LLC ("FAcS"), an affiliate of FFSI, FFC, FSS and FAdS, is the Funds' fund accountant and for its services receives an annual fee of $36,000 per fund plus certain adjustments based on the type and volume of portfolio transactions.

FAdS, FFSI, FSS, FFC and FAcS are affiliated companies 100% commonly controlled by one individual. FAdS possesses a nominal interest in the Adviser, which was obtained through the waiver of certain fees.

NOTE 4.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the period ended March 31, 1998 were as follows:

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS (concluded)
MARCH 31, 1998

--------------------------------------------------------------------------------

                                      COST OF             PROCEEDS
                                     PURCHASES           FROM SALES
                                     ---------           ----------
Quadra Value Equity Fund             $3,343,503           $269,877
Quadra Growth Fund                    3,802,018            380,167


For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as of March 31, 1998, were as follows:

                                                                                                     NET UNREALIZED
                                                   TAX            UNREALIZED        UNREALIZED        APPRECIATION
                                               COST BASIS        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                               ----------        ------------      ------------      --------------
Quadra Value Equity Fund                       $3,332,585          $261,893           $41,679           $220,214
Quadra Growth Fund                              3,455,475           310,365            48,810            261,555

NOTE 5.  WAIVER OF FEES AND ASSUMPTION OF EXPENSES

The Adviser, FAcS and FAS have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. For the period ended March 31, 1998, fees waived and expenses assumed were as follows:

                                                                                              EXPENSES
                                                  FEES WAIVED BY                              ASSUMED BY
                                   ---------------------------------------------       -------------------------
                                       FADS          ADVISER           FACS             FADS        ADVISER       TOTAL
                                       ----          -------           ----             ----        -------       -----
Quadra Value Equity Fund               $39,889        $8,367         $27,900           $9,558       $44,543      $130,257
Quadra Growth Fund                       6,333         5,793           5,700            5,209        41,607        64,642

The Adviser, FAdS and FAcS , at their discretion, may revise or discontinue the voluntary waivers. As of April 1, 1998, FAdS and FAcS are no longer waiving fees or assuming expenses. As of the date hereof the Adviser has maintained the fund's ratio of expenses to average net assets at 1.00%. The Adviser however is not obligated to continue to waive its fees or assume fund expenses.

On May 20, 1998, the cumulative $85,747 receivable outstanding from the Adviser was collected by the Funds.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------


         The Board of Trustees and Shareholders
         Quadra Value Equity Fund and
         Quadra Growth Fund


         We have audited the accompanying statements of assets and liabilities of Quadra Value Equity Fund and Quadra Growth Fund, portfolios of Forum Funds (the Trust), including the schedules of investments, as of March 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the period April 2, 1997 (commencement of operations) to March 31, 1998 for the Quadra Value Equity Fund, and for the period November 4, 1997 (commencement of operations) to March 31, 1998 for the Quadra Growth Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quadra Value Equity Fund and Quadra Growth Fund as of March 31, 1998, the results of their operations, changes in their net assets and financial highlights for the initial periods then ended in conformity with generally accepted accounting principles.


                                                   Wolf & Company, P.C.



         Boston, Massachusetts
         May 15, 1998